Postretirement, Pension and Other Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Postretirement and Pension Plans
Condensed Information on Our Pension Benefit Plans
	2012		2011		2010
Year ended December 31 (in millions)	Postretirement Benefits	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits	Pension Benefits
Benefit obligation	$703	$805	$618	$638	$424	$197
Fair value of plan assets(a)	-	403	-	176	-	183
Plan funded status and recorded
benefit obligation	(703)	(402)	(618)	(462)	(424)	(14)
Portion of benefit obligation not yet
recognized in benefit expense	17	151	(17)	137	(18)	51
Benefits expense(b)	60	163	47	117	50	1
Discount rate	4.25%	3.25-4.25%	4.75%	4.75-5.25%	5.50%	5.25%
Expected return on plan assets	N/A	5.00%	N/A	6.50%	N/A	8.00%

Deferred Compensation Plans
Year ended December 31 (in millions)	2012	2011	2010
Benefit obligation	$1,247	$1,059	$935
Interest expense	$107	$99	$88

Benefit Obligation and Expense for Our Split-Dollar Life Insurance Agreements
Year ended December 31 (in millions)	2012	2011	2010
Benefit obligation	$202	$169	$164
Other operating and administrative expenses	$58	$27	$16